Form N-1A Supplement	May 01, 2026
TappAlpha S&P 500 Growth & Daily Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	TappAlpha S&P 500 Growth & Daily Income ETF (TSPY)
Listed on the NASDAQ Stock Market®
(the “Fund”)

A series of
ETF Opportunities Trust

Supplement dated May 26, 2026
to the Prospectus
dated May 1, 2026,
as supplemented from time to time

Please retain this Supplement with your Prospectus for future reference.

FUND SUMMARY

In the Fees and Expenses of the Fund section, delete the Fee Table and replace with the following:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee(1)	0.68%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(2)	0.03%
Total Annual Fund Operating Expenses(2)	0.71%
(1)Under the Investment Advisory Agreement, Tapp Finance, Inc., d/b/a TappAlpha (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
(2)Restated to reflect current fees and expenses.

In the Example section, delete the table and replace with the following:

Name of Fund	1 Year	3 Years	5 Years	10 Years
TappAlpha S&P 500 Growth & Daily Income ETF	$73	$227	$395	$883